Segment Information	12 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
Segment Information
32. Segment Information
The Group CEO, who is the Company’s
Chief Operating Decision Maker (“CODM”)
, regularly reviews the amounts equivalent to income before income taxes attributable to ORIX Corporation Shareholders for each business segment with available financial information in order to allocate resources and assess performance.
Based on our business management organization which is classified by the nature of major products and services, customer base, regulations, and business areas, our business is organized into ten operating segments: Corporate Financial Services and Maintenance Leasing, Real Estate, PE Investment and Concession, Environment and Energy, Insurance, Banking and Credit, Aircraft and Ships, ORIX USA, ORIX Europe, and Asia and Australia.

An overview of operations for each of the ten segments follows below.

Corporate Financial Services and Maintenance Leasing	:	Finance and fee business; leasing and rental of automobiles, electronic measuring instruments , and ICT-related equipment

Real Estate	:	Real estate development, rental and management; facility operations; real estate asset management

PE Investment and Concession	:	Private equity investment and concession

Environment and Energy	:	Domestic and overseas renewable energy; electric power retailing; ESCO services; sales of solar panels; recycling and waste management

Insurance	:	Life insurance

Banking and Credit	:	Banking and consumer finance

Aircraft and Ships	:	Aircraft investment and management; ship-related finance and investment, maritime asset management and ship brokerage

ORIX USA	:	Finance, investment and asset management in the Americas

ORIX Europe	:	Asset management of global equity and fixed income

Asia and Australia	:	Finance and investment businesses in Asia and Australia
The accounting policies of the segments are almost the same as those described in Note 1 “Significant Accounting and Reporting Policies” except for the treatment of income tax expenses, net income attributable to noncontrolling interests, and net income attributable to redeemable noncontrolling interests. The chief operating decision maker evaluates segment performance based on the amount equivalent to income before income taxes attributable to ORIX Corporation Shareholders. Therefore, net income attributable to noncontrolling interests, net income attributable to redeemable noncontrolling interests, and income tax expenses are not included in segment profit or loss. Most of selling, general and administrative expenses, including compensation costs that are directly related to the revenue generating activities of each segment and excluding the expenses that should be borne by ORIX Group as a whole, have been accumulated by and charged to each segment. Gains and losses that management does not consider for evaluating the performance of the segments, such as certain interest expenses and certain foreign exchange gains or losses (included in other (income) and expense) are excluded from the segment profits or losses, and are regarded as corporate items.
Assets attributed to each segment are total assets except for certain cash and head office assets.

Segment information for fiscal 2024, 2025 and 2026 is as follows:

	Millions of yen
	Fiscal Year ended March 31, 2024
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Finance revenues	¥61,428	¥6,134	¥6,679	¥1,478	¥300	¥80,653	¥7,769
Gains on investment securities and dividends	2,626	857	1,207	1,784	0	600	(130)
Operating leases	266,871	50,205	41,529	79	0	0	48,074
Life insurance premiums and related investment income	0	0	0	0	561,533	0	0
Sales of goods and real estate	3,934	111,013	249,085	3,771	0	0	97
Services income	110,100	303,483	80,668	158,486	2,036	7,321	9,381

Total Segment Revenues	444,959	471,692	379,168	165,598	563,869	88,574	65,191

Interest expense	5,418	3,016	2,978	11,093	14	5,302	11,596
Costs of operating leases	192,850	24,972	26,244	18	0	0	18,853
Life insurance costs	0	0	0	0	433,827	0	0
Costs of goods and real estate sold	3,234	90,931	168,404	2,236	0	0	96
Services expense	58,896	248,195	58,677	110,106	0	6,254	1,783
Other (income) and expense *	14,896	722	(2,330)	(4,633)	98	(306)	(3,600)
Selling, general and administrative expenses	88,621	41,542	89,864	18,670	59,309	32,886	10,345
Provision for credit losses, and write-downs of long-lived assets and securities	960	1,285	366	151	(2)	4,064	3

Total Segment Expenses	364,875	410,663	344,203	137,641	493,246	48,200	39,076

Equity in Net income (Loss) of equity method investments and others	3,160	6,026	9,002	10,115	203	56,979	18,251

Segment Profits	83,244	67,055	43,967	38,072	70,826	97,353	44,366

Significant non-cash items:
Depreciation and amortization	153,208	18,376	26,644	23,975	17,138	1,821	20,366
Increase in policy liabilities and policy account balances	0	0	0	0	186,193	0	0
Bargain purchase gain	0	0	0	0	0	0	0
Impairment of goodwill and intangible assets	0	0	0	0	0	0	0
Expenditures for long-lived assets	184,794	57,828	20,345	54,959	350	12	174,525

	Millions of yen
	Fiscal Year ended March 31, 2024
	ORIX USA	ORIX Europe	Asia and Australia	Total
Finance revenues	¥112,545	¥2,409	¥70,836	¥350,231
Gains on investment securities and dividends	6,446	10,711	7,885	31,986
Operating leases	1,225	0	122,624	530,607
Life insurance premiums and related investment income	0	0	0	561,533
Sales of goods and real estate	602	0	425	368,927
Services income	52,608	214,031	23,523	961,637

Total Segment Revenues	173,426	227,151	225,293	2,804,921

Interest expense	47,466	289	35,737	122,909
Costs of operating leases	547	0	90,336	353,820
Life insurance costs	0	0	0	433,827
Costs of goods and real estate sold	310	0	400	265,611
Services expense	4,331	54,224	15,039	557,505
Other (income) and expense *	(2,078)	2,666	(1,490)	3,945
Selling, general and administrative expenses	85,483	130,496	41,558	598,774
Provision for credit losses, and write-downs of long-lived assets and securities	7,937	217	8,027	23,008

Total Segment Expenses	143,996	187,892	189,607	2,359,399

Equity in Net income (Loss) of equity method investments and others	(1,499)	2,379	11,383	115,999

Segment Profits	27,931	41,638	47,069	561,521

Significant non-cash items:
Depreciation and amortization	2,872	7,003	87,422	358,825
Increase in policy liabilities and policy account balances	0	0	0	186,193
Bargain purchase gain	0	0	0	0
Impairment of goodwill and intangible assets	0	0	0	0
Expenditures for long-lived assets	184	388	171,184	664,569

*
Other (income) and expense includes items such as expenses of taxes and insurance premiums related to finance leases, impairment of goodwill and intangible assets, gains and losses on derivatives, and foreign exchange gains and losses.

	Millions of yen
	Fiscal Year ended March 31, 2025
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Finance revenues	¥63,271	¥4,860	¥12,140	¥1,402	¥280	¥60,290	¥5,769
Gains on investment securities and dividends	2,647	1,282	851	3,128	0	100	(24)
Operating leases	282,433	61,321	42,698	79	0	0	96,856
Life insurance premiums and related investment income	0	0	0	0	518,084	0	0
Sales of goods and real estate	4,202	107,859	252,969	3,307	0	0	852
Services income	108,146	322,458	69,273	178,105	(1)	2,914	16,139

Total Segment Revenues	460,699	497,780	377,931	186,021	518,363	63,304	119,592

Interest expense	7,306	2,616	3,833	13,170	256	7,184	20,159
Costs of operating leases	201,286	24,167	26,389	18	0	0	40,986
Life insurance costs	0	0	0	0	384,910	0	0
Costs of goods and real estate sold	3,335	89,593	173,652	1,786	0	0	864
Services expense	57,372	264,952	48,890	136,118	0	7,590	6,724
Other (income) and expense *	18,305	1,664	10,622	446	(110)	40	68
Selling, general and administrative expenses	89,599	43,405	88,370	22,582	58,904	20,822	11,967
Provision for credit losses, and write-downs of long-lived assets and securities	2,199	3,098	1,743	20,573	4	(176)	3

Total Segment Expenses	379,402	429,495	353,499	194,693	443,964	35,460	80,771

Equity in Net income (Loss) of equity method investments and others	9,032	2,256	74,440	3,749	(0)	1,447	28,599

Segment Profits	90,329	70,541	98,872	(4,923)	74,399	29,291	67,420

Significant non-cash items:
Depreciation and amortization	158,166	18,992	25,053	33,457	24,219	571	30,808
Increase in policy liabilities and policy account balances	0	0	0	0	268,258	0	0
Bargain purchase gain	0	0	0	0	0	0	0
Impairment of goodwill and intangible assets	0	0	11,149	0	0	0	0
Expenditures for long-lived assets	211,006	78,824	14,594	50,720	116	20	300,251

	Millions of yen
	Fiscal Year ended March 31, 2025
	ORIX USA	ORIX Europe	Asia and Australia	Total
Finance revenues	¥102,627	¥4,077	¥74,961	¥329,677
Gains on investment securities and dividends	119	4,408	1,933	14,444
Operating leases	861	0	135,169	619,417
Life insurance premiums and related investment income	0	0	0	518,084
Sales of goods and real estate	543	0	751	370,483
Services income	50,078	248,782	23,406	1,019,300

Total Segment Revenues	154,228	257,267	236,220	2,871,405

Interest expense	40,016	665	41,761	136,966
Costs of operating leases	1,496	0	97,249	391,591
Life insurance costs	0	0	0	384,910
Costs of goods and real estate sold	307	0	684	270,221
Services expense	2,823	66,446	14,710	605,625
Other (income) and expense *	(3,382)	4,231	(5,654)	26,230
Selling, general and administrative expenses	95,406	138,859	44,342	614,256
Provision for credit losses, and write-downs of long-lived assets and securities	7,669	115	9,983	45,211

Total Segment Expenses	144,335	210,316	203,075	2,475,010

Equity in Net income (Loss) of equity method investments and others	30,022	(2,578)	1,306	148,273

Segment Profits	39,915	44,373	34,451	544,668

Significant non-cash items:
Depreciation and amortization	2,687	6,234	93,705	393,892
Increase in policy liabilities and policy account balances	0	0	0	268,258
Bargain purchase gain	0	0	3,750	3,750
Impairment of goodwill and intangible assets	1,175	1,971	0	14,295
Expenditures for long-lived assets	2,326	1,143	177,320	836,320

*
Other (income) and expense includes items such as expenses of taxes and insurance premiums related to finance leases, impairment of goodwill and intangible assets, gains and losses on derivatives, and foreign exchange gains and losses.

	Millions of yen
	Fiscal Year ended March 31, 2026
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Finance revenues	¥68,600	¥5,052	¥15,243	¥11,938	¥141	¥78,903	¥3,853
Gains on investment securities and dividends	1,639	953	1,861	20,553	0	(5,348)	272
Operating leases	301,626	52,300	36,441	89	0	0	102,827
Life insurance premiums and related investment income	0	0	0	0	642,904	0	0
Sales of goods and real estate	4,689	126,074	301,345	3,311	0	0	1,093
Services income	111,288	346,522	87,063	173,340	0	2,884	21,971

Total Segment Revenues	487,842	530,901	441,953	209,231	643,045	76,439	130,016

Interest expense	12,025	5,721	5,321	15,499	545	19,809	19,386
Costs of operating leases	211,610	24,962	23,331	20	0	0	46,309
Life insurance costs	0	0	0	0	480,603	0	0
Costs of goods and real estate sold	3,778	108,329	212,658	2,050	0	0	1,120
Services expense	61,398	275,837	59,934	131,543	0	7,399	8,268
Other (income) and expense *	18,505	(2,512)	(3,460)	(5,158)	(3)	(89)	(1,527)
Selling, general and administrative expenses	88,127	46,996	92,620	26,037	58,979	23,854	15,328
Provision for credit losses, and write-downs of long-lived assets and securities	3,348	878	8,044	6,772	30	188	4

Total Segment Expenses	398,791	460,211	398,448	176,763	540,154	51,161	88,888

Equity in Net income (Loss) of equity method investments and others	11,689	7,819	82,106	83,304	(0)	1,934	25,480

Segment Profits	100,740	78,509	125,611	115,772	102,891	27,212	66,608

Significant non-cash items:
Depreciation and amortization	168,128	19,797	20,049	32,268	20,121	(766)	32,231
Increase in policy liabilities and policy account balances	0	0	0	0	395,623	0	0
Bargain purchase gain	0	0	0	0	0	0	0
Impairment of goodwill and intangible assets	0	0	1,092	3,614	0	0	0
Expenditures for long-lived assets	237,759	65,955	16,874	59,772	513	155	230,164

	Millions of yen
	Fiscal Year ended March 31, 2026
	ORIX USA	ORIX Europe	Asia and Australia	Total
Finance revenues	¥106,559	¥3,360	¥73,492	¥367,141
Gains on investment securities and dividends	89,425	13,869	5,830	129,054
Operating leases	2,670	0	139,189	635,142
Life insurance premiums and related investment income	0	0	0	642,904
Sales of goods and real estate	2,535	0	482	439,529
Services income	71,030	273,857	24,421	1,112,376

Total Segment Revenues	272,219	291,086	243,414	3,326,146

Interest expense	52,997	687	38,177	170,167
Costs of operating leases	2,851	0	99,936	409,019
Life insurance costs	0	0	0	480,603
Costs of goods and real estate sold	1,659	0	407	330,001
Services expense	1,947	72,084	15,898	634,308
Other (income) and expense *	51,322	4,586	(1,050)	60,614
Selling, general and administrative expenses	123,875	157,595	46,707	680,118
Provision for credit losses, and write-downs of long-lived assets and securities	25,342	148	7,169	51,923

Total Segment Expenses	259,993	235,100	207,244	2,816,753

Equity in Net income (Loss) of equity method investments and others	(11,272)	7,065	15,079	223,204

Segment Profits	954	63,051	51,249	732,597

Significant non-cash items:
Depreciation and amortization	2,779	7,039	97,337	398,983
Increase in policy liabilities and policy account balances	0	0	0	395,623
Bargain purchase gain	0	0	0	0
Impairment of goodwill and intangible assets	52,738	0	0	57,444
Expenditures for long-lived assets	4,328	655	187,015	803,190

*
Other (income) and expense includes items such as expenses of taxes and insurance premiums related to finance leases, impairment of goodwill and intangible assets, gains and losses on derivatives, and foreign exchange gains and losses.

Segment information as of March 31, 2024, 2025 and 2026 is as follows:

	Millions of yen
	As of March 31, 2024
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Net investment in leases	¥567,735	¥51,978	¥1,238	¥3,104	¥0	¥0	¥0
Installment loans	346,840	52	115,629	2,255	11,792	2,378,183	60,468
Investment in operating leases	535,655	278,191	56,286	250	26,876	0	557,867
Investment in securities	36,683	4,036	36,729	571	2,236,495	311,237	11,960
Property under facility operations and servicing assets	17,404	165,387	41,416	453,252	0	0	0
Inventories	928	174,990	47,553	2,463	0	0	733
Advances for finance lease and operating lease	3,400	114,649	5	0	0	0	9,232
Equity method investments	14,984	143,751	118,310	219,018	29,742	43,601	399,061
Advances for property under facility operations	0	8,183	4,466	44,962	0	0	0
Goodwill, intangible assets acquired in business combinations *1	28,693	52,898	351,202	121,174	4,452	0	19,114
Other assets *2	224,998	115,972	293,813	129,385	612,570	201,196	111,206

Segment Assets	1,777,320	1,110,087	1,066,647	976,434	2,921,927	2,934,217	1,169,641

	Millions of yen
	As of March 31, 2024
	ORIX USA	ORIX Europe	Asia and Australia	Total
Net investment in leases	¥505	¥0	¥530,426	¥1,154,986
Installment loans	699,384	0	343,936	3,958,539
Investment in operating leases	9,858	0	395,573	1,860,556
Investment in securities	509,172	82,568	33,520	3,262,971
Property under facility operations and servicing assets	79,747	0	1,849	759,055
Inventories	159	0	224	227,050
Advances for finance lease and operating lease	0	0	3,017	130,303
Equity method investments	61,415	11,907	271,682	1,313,471
Advances for property under facility operations	0	0	0	57,611
Goodwill, intangible assets acquired in business combinations *1	176,785	364,773	7,313	1,126,404
Other assets *2	157,459	202,891	121,693	2,171,183

Segment Assets	1,694,484	662,139	1,709,233	16,022,129

*1.	In ORIX USA segment, there are no goodwill or intangible assets acquired in business combinations related to noncontrolling interests or redeemable noncontrolling interests.

In ORIX Europe segment, goodwill and intangible assets acquired in business combinations related to noncontrolling interests amount to ¥7,182 million, and there are no goodwill or intangible assets related to redeemable noncontrolling interests.

*2.
Other assets include cash and cash equivalents, restricted cash, allowance for credit losses, trade notes, accounts and other receivables, office facilities, loans to ORIX and its subsidiaries, and reinsurance recoverables.

	Millions of yen
	As of March 31, 2025
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Net investment in leases	¥569,380	¥45,810	¥1,640	¥2,092	¥0	¥0	¥0
Installment loans	424,370	30	124,411	3,609	12,805	2,511,736	36,119
Investment in operating leases	557,625	311,377	46,796	237	26,167	0	599,813
Investment in securities	29,690	6,209	6,117	32,032	2,234,453	305,441	9,387
Property under facility operations and servicing assets	43,857	175,153	53,832	487,241	0	0	28
Inventories	433	182,652	41,021	2,551	0	0	1,588
Advances for finance lease and operating lease	6,177	78,044	3	0	0	0	27,816
Equity method investments	16,375	177,956	148,274	170,946	35,865	43,934	402,567
Advances for property under facility operations	143	7,401	728	70,081	0	0	0
Goodwill, intangible assets acquired in business combinations *1	25,268	50,801	331,003	120,743	4,452	0	43,024
Other assets *2	211,247	122,860	269,119	126,643	695,492	283,460	111,631

Segment Assets	1,884,565	1,158,293	1,022,944	1,016,175	3,009,234	3,144,571	1,231,973

	Millions of yen
	As of March 31, 2025
	ORIX USA	ORIX Europe	Asia and Australia	Total
Net investment in leases	¥451	¥0	¥547,966	¥1,167,339
Installment loans	652,805	0	315,128	4,081,013
Investment in operating leases	21,260	0	394,764	1,958,039
Investment in securities	487,022	86,008	37,768	3,234,127
Property under facility operations and servicing assets	76,469	0	1,844	838,424
Inventories	137	0	615	228,997
Advances for finance lease and operating lease	0	0	4,833	116,873
Equity method investments	54,817	8,578	260,395	1,319,707
Advances for property under facility operations	0	0	51	78,404
Goodwill, intangible assets acquired in business combinations *1	171,884	354,801	6,986	1,108,962
Other assets *2	129,094	219,919	155,277	2,324,742

Segment Assets	1,593,939	669,306	1,725,627	16,456,627

*1.
In ORIX USA segment, there are no goodwill or intangible assets acquired in business combinations related to noncontrolling interests or redeemable noncontrolling interests. In ORIX Europe segment, goodwill and intangible assets acquired in business combinations related to noncontrolling interests amount to ¥6,660 million, and there are no goodwill or intangible assets related to redeemable noncontrolling interests.

*2.
Other assets include cash and cash equivalents, restricted cash, allowance for credit losses, trade notes, accounts and other receivables, office facilities, loans to ORIX and its subsidiaries, and reinsurance recoverables.

	Millions of yen
	As of March 31, 2026
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Net investment in leases	¥577,187	¥38,903	¥1,510	¥1,638	¥0	¥0	¥12,372
Installment loans	393,442	14	13,102	6,004	15,191	2,685,320	17,078
Investment in operating leases	609,965	369,596	45,398	241	25,457	0	590,639
Investment in securities	31,876	9,363	10,905	142,410	2,288,116	166,331	2,217
Property under facility operations and servicing assets	42,088	153,861	74,886	496,063	0	0	24
Inventories	384	218,937	44,370	3,401	0	0	826
Advances for finance lease and operating lease	7,106	50,332	1	0	0	0	28,431
Equity method investments	8,481	214,196	239,127	10,291	46,002	44,544	410,193
Advances for property under facility operations	5	8,136	3,996	115,763	0	0	0
Goodwill, intangible assets acquired in business combinations *1	24,450	48,750	352,682	117,197	4,452	0	55,804
Other assets *2	181,911	123,818	264,584	125,769	819,052	340,604	93,751

Segment Assets	1,876,895	1,235,906	1,050,561	1,018,777	3,198,270	3,236,799	1,211,335

	Millions of yen
	As of March 31, 2026
	ORIX USA	ORIX Europe	Asia and Australia	Total
Net investment in leases	¥433	¥0	¥615,351	¥1,247,394
Installment loans	757,103	0	286,330	4,173,584
Investment in operating leases	39,605	0	463,491	2,144,392
Investment in securities	503,966	114,919	38,289	3,308,392
Property under facility operations and servicing assets	82,749	0	2,028	851,699
Inventories	699	0	267	268,884
Advances for finance lease and operating lease	0	0	4,210	90,080
Equity method investments	65,577	6,005	261,415	1,305,831
Advances for property under facility operations	0	0	0	127,900
Goodwill, intangible assets acquired in business combinations *1	297,167	393,782	7,098	1,301,382
Other assets *2	193,172	286,469	186,798	2,615,928

Segment Assets	1,940,471	801,175	1,865,277	17,435,466

*1.
In ORIX USA segment, there are no goodwill or intangible assets acquired in business combinations related to noncontrolling interests. Goodwill and intangible assets acquired in business combinations related to redeemable noncontrolling interests amount to ¥47,981 million.

In ORIX Europe segment, goodwill and intangible assets acquired in business combinations related to noncontrolling interests amount to ¥7,196 million, and there are no goodwill or intangible assets related to redeemable noncontrolling interests.

*2.
Other assets include cash and cash equivalents, restricted cash, allowance for credit losses, trade notes, accounts and other receivables, office facilities, loans to ORIX and its subsidiaries, and reinsurance recoverables.

The reconciliation of segment totals to consolidated financial statement amounts is as follows:
Significant items to be reconciled are segment revenues, segment profits and segment assets. Other items do not have a significant difference between segment amounts and consolidated amounts.

	Millions of yen
	2024	2025	2026
Segment revenues:
Total revenues for segments	¥2,804,921	¥2,871,405	¥3,326,146
Revenues related to corporate assets	64,922	64,628	84,865
Revenues from inter-segment transactions	(55,482)	(61,212)	(80,180)

Total consolidated revenues	¥2,814,361	¥2,874,821	¥3,330,831

Segment profits:
Total segment profits	¥561,521	¥544,668	¥732,597
Corporate losses	(84,644)	(64,475)	(52,821)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	(6,902)	270	11,655

Total consolidated income before income taxes	¥469,975	¥480,463	¥691,431

Segment assets:
Total segment assets	¥16,022,129	¥16,456,627	¥17,435,466
Corporate assets	2,307,313	2,494,395	2,956,157
Assets from inter-segment transactions	(2,007,342)	(2,084,771)	(2,388,847)

Total consolidated assets	¥16,322,100	¥16,866,251	¥18,002,776

The following information represents geographical revenues and income before income taxes, which are attributed to geographic areas, based on the country location of the Company and its subsidiaries.

	Millions of yen
	Fiscal Year ended March 31, 2024
	Japan	The Americas*1	Other*2	Total
Total Revenues	¥2,097,360	¥263,090	¥453,911	¥2,814,361
Income before Income Taxes	298,699	39,104	132,172	469,975
Long-lived assets	1,855,252	34,661	1,041,338	2,931,251

	Millions of yen
	Fiscal Year ended March 31, 2025
	Japan	The Americas*1	Other*2	Total
Total Revenues	¥2,125,234	¥270,100	¥479,487	¥2,874,821
Income before Income Taxes	302,628	68,154	109,681	480,463
Long-lived assets	1,849,310	43,124	1,185,989	3,078,423

	Millions of yen
	Fiscal Year ended March 31, 2026
	Japan	The Americas*1	Other*2	Total
Total Revenues	¥2,423,388	¥405,209	¥502,234	¥3,330,831
Income before Income Taxes	442,322	35,156	213,953	691,431
Long-lived assets	1,961,020	70,896	1,277,096	3,309,012

*1	Mainly the United States
*2	Mainly Asia, Europe and Australasia
No single customer accounted for 10% or more of the Company’s total revenues for fiscal 2024, 2025 and 2026.
The following information represents disaggregation of revenues for revenues from contracts with customers, by goods or services category and geographical location.

	Millions of yen
	Fiscal Year ended March 31, 2024
	Reportable segments
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Goods or services category
Sales of goods	¥3,934	¥3,536	¥249,085	¥3,771	¥0	¥0	¥97
Real estate sales	0	107,477	0	0	0	0	0
Asset management and servicing	318	9,662	0	(6)	0	615	53
Automobile related services	65,942	0	0	239	0	0	0
Facilities operation	0	74,989	0	0	0	0	0
Environment and energy services	2,958	41	83	155,838	0	0	0
Real estate management and brokerage	0	101,229	0	0	0	0	0
Real estate contract work	0	104,875	47,233	0	0	0	0
Other	40,882	1,482	33,371	770	2,036	6,706	9,328

Total revenues from contracts with customers	114,034	403,291	329,772	160,612	2,036	7,321	9,478

Other revenues *	330,925	68,401	49,396	4,986	561,833	81,253	55,713

Segment revenues/Total revenues	¥444,959	¥471,692	¥379,168	¥165,598	¥563,869	¥88,574	¥65,191

	Millions of yen
	Fiscal Year ended March 31, 2024
	Reportable segments				Corporate revenue and intersegment transactions	Total revenues
	ORIX USA	ORIX Europe	Asia and Australia	Total
Goods or services category
Sales of goods	¥555	¥0	¥425	¥261,403	¥4,987	¥266,390
Real estate sales	47	0	0	107,524	0	107,524
Asset management and servicing	20,157	213,908	44	244,751	(243)	244,508
Automobile related services	0	0	22,141	88,322	3	88,325
Facilities operation	0	0	0	74,989	1,098	76,087
Environment and energy services	637	0	0	159,557	(1,482)	158,075
Real estate management and brokerage	0	0	0	101,229	(1,386)	99,843
Real estate contract work	0	0	0	152,108	(86)	152,022
Other	5,739	123	1,285	101,722	5,469	107,191

Total revenues from contracts with customers	27,135	214,031	23,895	1,291,605	8,360	1,299,965

Other revenues *	146,291	13,120	201,398	1,513,316	1,080	1,514,396

Segment revenues/Total revenues	¥173,426	¥227,151	¥225,293	¥2,804,921	¥9,440	¥2,814,361

*
Other revenues include revenues that are not in the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.

	Millions of yen
	Fiscal Year ended March 31, 2025
	Reportable segments
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Goods or services category
Sales of goods	¥4,202	¥3,754	¥252,969	¥3,307	¥0	¥0	¥852
Real estate sales	0	104,105	0	0	0	0	0
Asset management and servicing	418	8,958	0	24	0	0	38
Automobile related services	65,250	0	0	196	0	0	0
Facilities operation	0	82,153	0	0	0	0	0
Environment and energy services	3,013	39	78	173,831	0	0	0
Real estate management and brokerage	0	103,831	0	0	0	0	0
Real estate contract work	574	115,437	50,880	0	0	0	0
Other	38,891	1,530	18,315	863	(1)	2,914	16,101

Total revenues from contracts with customers	112,348	419,807	322,242	178,221	(1)	2,914	16,991

Other revenues *	348,351	77,973	55,689	7,800	518,364	60,390	102,601

Segment revenues/Total revenues	¥460,699	¥497,780	¥377,931	¥186,021	¥518,363	¥63,304	¥119,592

	Millions of yen
	Fiscal Year ended March 31, 2025
	Reportable segments				Corporate revenue and intersegment transactions	Total revenues
	ORIX USA	ORIX Europe	Asia and Australia	Total
Goods or services category
Sales of goods	¥543	¥0	¥751	¥266,378	¥2,672	¥269,050
Real estate sales	0	0	0	104,105	0	104,105
Asset management and servicing	17,901	248,664	172	276,175	(246)	275,929
Automobile related services	0	0	21,737	87,183	(10)	87,173
Facilities operation	0	0	0	82,153	1,406	83,559
Environment and energy services	0	0	0	176,961	(1,310)	175,651
Real estate management and brokerage	0	0	0	103,831	(1,462)	102,369
Real estate contract work	0	0	0	166,891	(3,970)	162,921
Other	5,920	118	1,280	85,931	5,575	91,506

Total revenues from contracts with customers	24,364	248,782	23,940	1,349,608	2,655	1,352,263

Other revenues *	129,864	8,485	212,280	1,521,797	761	1,522,558

Segment revenues/Total revenues	¥154,228	¥257,267	¥236,220	¥2,871,405	¥3,416	¥2,874,821

*
Other revenues include revenues that are not in the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.

	Millions of yen
	Fiscal Year ended March 31, 2026
	Reportable segments
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Goods or services category
Sales of goods	¥4,689	¥4,141	¥301,345	¥3,311	¥0	¥0	¥1,093
Real estate sales	0	121,933	0	0	0	0	0
Asset management and servicing	102	8,157	0	97	0	0	22
Automobile related services	70,671	0	0	159	0	0	0
Facilities operation	0	97,994	3,344	0	0	0	0
Environment and energy services	3,161	40	0	167,228	0	0	0
Real estate management and brokerage	0	108,355	0	0	0	0	0
Real estate contract work	1,141	108,424	57,268	0	0	0	0
Other	36,164	1,447	26,028	1,649	0	2,884	21,949

Total revenues from contracts with customers	115,928	450,491	387,985	172,444	0	2,884	23,064

Other revenues *	371,914	80,410	53,968	36,787	643,045	73,555	106,952

Segment revenues/Total revenues	¥487,842	¥530,901	¥441,953	¥209,231	¥643,045	¥76,439	¥130,016

	Millions of yen
	Fiscal Year ended March 31, 2026
	Reportable segments				Corporate revenue and intersegment transactions	Total revenues
	ORIX USA	ORIX Europe	Asia and Australia	Total
Goods or services category
Sales of goods	¥2,535	¥0	¥482	¥317,596	¥3,057	¥320,653
Real estate sales	0	0	0	121,933	0	121,933
Asset management and servicing	15,604	273,831	267	298,080	(454)	297,626
Automobile related services	0	0	22,335	93,165	(154)	93,011
Facilities operation	0	0	0	101,338	1,618	102,956
Environment and energy services	0	0	0	170,429	(1,382)	169,047
Real estate management and brokerage	0	0	0	108,355	(1,345)	107,010
Real estate contract work	0	0	0	166,833	(2,571)	164,262
Other	31,589	26	1,495	123,231	4,300	127,531

Total revenues from contracts with customers	49,728	273,857	24,579	1,500,960	3,069	1,504,029

Other revenues *	222,491	17,229	218,835	1,825,186	1,616	1,826,802

Segment revenues/Total revenues	¥272,219	¥291,086	¥243,414	¥3,326,146	¥4,685	¥3,330,831

*
Other revenues include revenues that are not in the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.